INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

NOTE 8 — INCOME TAX

The Company’s net deferred tax assets (liability) at December 31, 2022 and 2021 are as follows:

	2022	2021
Deferred tax assets (liability)
Net operating loss carryforward	$—	$504
Startup/Organization Expenses	347,666	1,884
Total deferred tax assets (liability)	347,666	2,388
Valuation Allowance	(347,666)	(2,388)
Deferred tax assets (liability)	$—	$—

The income tax provision for the year ended December 31, 2022 and for the period from April 28, 2021 (inception) through December 31, 2021 consists of the following:

	2022	2021
Federal
Current	$250,739	$—
Deferred	(345,278)	(2,388)
Change in valuation allowance	345,278	2,388
Income tax provision	$250,739	$—

As of December 31, 2022 and 2021, the Company had approximately $0 and $2,400, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely.

In assessing the realization of the deferred tax assets (liability), management considers whether it is more likely than not that some portion of all of the deferred tax assets (liability) will not be realized. The ultimate realization of deferred tax assets (liability) is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets (liability), projected future taxable income, and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022, the change in the valuation allowance was $345,278. For the period from April 28, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $2,388.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.00%	0.0%
Change in fair value of warrants	0.0%	0.0%
Transaction costs allocated to warrants	0.0%	0.0%
Change in fair value of over-allotment option liability	0.0%	0.0%
Valuation allowance	(76.50)%	1.2%
Income tax provision	(55.50)%	22.2%

The Company files income tax returns in the U.S. and is subject to examination by the various taxing authorities since inception.